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May 18, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:      Post-Effective Amendment No. 3 on Form N-4
         RiverSource Variable Annuity Account
         File Nos. 333-139759 and 811-7195
                  RiverSource(R) Endeavor Plus(SM) Variable Annuity

Dear Commissioners:

On behalf of RiverSource Variable Annuity Account ("Registrant"), RiverSource Life Insurance Company ("Company") is filing Post-Effective Amendment No. 3 ("Amendment No. 3") on Form N-4 pursuant to Rule 485(a) of the Securities Act of 1933 ("1933 Act"). The purpose of this filing is to describe an annuity contract that is substantially similar to an existing annuity contract, and which is to be sold through an existing separate account. This contract will be sold in various markets through several distribution channels.

In accordance with SEC Release No. IC-13768 (February 15, 1984), Registrant requests selective review of this Amendment No. 3. Registrant requests selective review because:
     o The new prospectus included in this Registration Statement is substantially similar to, and does not supercede, the prospectus for RiverSource(R) AccessChoice Select Variable Annuity included in Registrant's Post-Effective Amendment No. 2 to Registration
          Statement No. 333-139759/811-7195 filed on or about April 24, 2007. The new prospectus has been marked to show all changes; and
     o The Statement of Additional Information included in this Registration Statement is substantially similar to, and does not supercede, the Statement of Additional Information included in Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139759/811-7195 filed on or about April 24, 2007. The
          Statement of Additional Information has been marked to show all changes.
Registrant does not believe any problem areas exist that would warrant particular attention.

The prospectus in this Amendment No. 3 differs fundamentally from the prospectus in the Post-Effective Amendment in the following respects:

     o    The Mortality and Expense Risk Fee is lower.
     o New funds will be available as investment options under all contracts.
     o The optional Guarantor(SM) Withdrawal Benefit rider is not available, as this is an earlier-generation, less-enhanced version of the guaranteed minimum withdrawal benefit we currently offer.
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If there is anything I can do to expedite review of the enclosed Amendment No.
3, or if you have any questions regarding this filing, please contact me at
(612) 671-2237 or Kristin Vann at (612) 671-4179.

Sincerely,



/s/      Rodney J. Vessels
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         Rodney J. Vessels
         Assistant General Counsel


Cc:      Mark A. Cowan
         Senior Counsel